Financial risk management - Liquidity risk (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Net undiscounted cash flows
Payable to non-current asset suppliers	$ 10,127	$ 4,332
Liquidity risk
Net undiscounted cash flows
Bank borrowings	46,548	77,833
Leases	38,489	23,166
Debt instruments	188,397	455,674
Financial loans from government agencies	84,926	110,163
Payables to related parties	2,198	1,790
Payable to non-current asset suppliers	10,127	4,332
Contingent consideration	2,060	7,132
Tolling agreement liability	136,270	135,089
Trade and other payables	183,375	219,666
Contractual undiscounted payments	692,389	1,034,845
Not later than one year | Liquidity risk
Net undiscounted cash flows
Bank borrowings	31,635	62,059
Leases	9,240	8,928
Debt instruments	19,692	32,439
Financial loans from government agencies	14,653	61,796
Payables to related parties	2,198	1,790
Payable to non-current asset suppliers	9,791	4,149
Contingent consideration	400	1,945
Tolling agreement liability	3,683	3,555
Trade and other payables	183,375	219,666
Contractual undiscounted payments	274,667	396,327
Later than one year and not later than two years | Liquidity risk
Net undiscounted cash flows
Leases	6,413	7,349
Debt instruments	168,705	423,235
Financial loans from government agencies	51,243	4,336
Payable to non-current asset suppliers	336	183
Contingent consideration	983	3,930
Tolling agreement liability	7,366	7,110
Contractual undiscounted payments	235,045	446,143
Later than two years and not later than five years [member] | Liquidity risk
Net undiscounted cash flows
Bank borrowings	1,683	2,544
Leases	10,897	6,888
Financial loans from government agencies	15,444	41,239
Contingent consideration	677	1,257
Tolling agreement liability	11,049	10,665
Contractual undiscounted payments	39,750	62,593
Later than five years | Liquidity risk
Net undiscounted cash flows
Bank borrowings	13,230	13,230
Leases	11,939
Financial loans from government agencies	3,586	2,792
Tolling agreement liability	114,172	113,759
Contractual undiscounted payments	$ 142,927	$ 129,781